COMMITMENTS AND CONTINGENCIES - Narrative (Details) - CAD ($) $ in Millions	3 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Losses on litigation settlements	$ 145
Letters of credit outstanding, amount	$ 201		$ 198
Legal proceedings provision
Disclosure of contingent liabilities [line items]
Other provisions		$ 58